VIRTUS HIGH YIELD FUND
Virtus High Yield Fund

Virtus Bond Fund, Virtus High Yield Fund,

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated November 1, 2016 to the Summary Prospectuses dated January 28, 2016, as supplemented, and the Virtus Opportunities Trust Statutory Prospectus, dated January 28, 2016, as supplemented

Important Notice to Investors

As of November 1, 2016, Virtus Bond Fund, Virtus High Yield Fund and Virtus Senior Floating Rate Fund are offering Class R6 Shares, in addition to the share classes already offered by the funds. Additionally, Virtus High Yield Fund has increased its expense reimbursement arrangement, effective November 1, 2016. Accordingly, the funds’ prospectuses are hereby amended to add the following disclosure.

Virtus High Yield Fund

The cover page of the statutory prospectus is hereby revised by replacing the row showing ticker symbols for the fund’s share classes with the row shown below:

	A	B	C	I	R6	T
Virtus High Yield Fund	PHCHX	PHCCX	PGHCX	PHCIX	VRHYX

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to reflect the new expense reimbursement arrangements, to add the Class R6 column and to revise the associated footnotes:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS HIGH YIELD FUND	Class A	Class B		Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	none		none		none	none
Maximum Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	5.00%	[1]	1.00%	[1]	none	none
[1]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS HIGH YIELD FUND		Class A	Class B	Class C	Class I	Class R6
Management Fee		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	1.00%	none	none
Other Expenses		0.42%	0.42%	0.42%	0.42%	0.36%	[1]
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.33%	2.08%	2.08%	1.08%	1.02%
Less: Fee Waiver and/or Expense Reimbursement	[3]	(0.32%)	(0.32%)	(0.32%)	(0.32%)	(0.32%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2],[3]	1.01%	1.76%	1.76%	0.76%	0.70%
[1]	Estimated for current fiscal year, as annualized.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.00% for Class A Shares, 1.75% for Class B Shares, 1.75% for Class C Shares, 0.75% for Class I Shares and 0.69% for Class R6 Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Expense Example - VIRTUS HIGH YIELD FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	474	750	1,047	1,890
Class B	Sold	579	821	1,089	2,193
Class C	Sold	279	621	1,089	2,385
Class I	Sold	78	312	564	1,288
Class R6	Sold	72	293	532	1,219

Expense Example, No Redemption - VIRTUS HIGH YIELD FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	474	750	1,047	1,890
Class B	Held	179	621	1,089	2,193
Class C	Held	179	621	1,089	2,385
Class I	Held	78	312	564	1,288
Class R6	Held	72	293	532	1,219